INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 22	$ 24	$ 27
Gross increases and decreases-tax positions taken during the prior period		3	1
Gross increases and decreases-tax positions taken during the current period	(1)	7
Decreases related to settlement of amounts due to tax authorities		(1)	(1)
Reductions resulting from the lapse of statutes of limitation		(8)
Foreign currency movements	(1)	(3)	(3)
Unrecognized tax benefits, balance at the end of the period	20	22	24
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	$ 11	12	12
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest included in income tax expense		(2)	$ 1
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Unremitted earnings of subsidiaries to consider for indefinite reinvestment	$ 0	$ 0
Minimum
Interest and penalties related to unrecognized tax benefits included in tax expense
Decrease in the unrecognized tax benefits reasonably possible, low end of range	0
Maximum
Interest and penalties related to unrecognized tax benefits included in tax expense
Decrease in the unrecognized tax benefits reasonably possible, low end of range	$ 3